Segment Disclosures - Summary of Reportable Segments (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues	$ 58,704,960	$ 56,453,889	$ 175,430,595	$ 156,225,998	$ 212,643,094	$ 168,764,571	$ 124,024,363
Operating expenses:
General and administrative	6,277,252	7,330,245	19,995,770	21,114,475	28,253,905	23,265,196	16,471,199
Depreciation	13,427,138	13,220,916	40,075,331	36,155,008	49,417,679	40,946,406	32,294,627
Intangible amortization expense	1,731,791	4,849,934	5,487,187	13,222,791	15,200,854	12,422,205	9,777,116
Acquisition expenses	75,933	77,813	118,229	780,684	888,009	934,838	1,366,092
Contingent earnout adjustment	0	200,626	0	1,514,447	1,514,447	12,619,744	(2,500,000)
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control					2,049,682	8,389,573
Impairment of goodwill and intangible assets							36,465,732
Impairment of investments in Managed REITs					0	0	4,376,879
Total operating expenses	40,565,210	43,555,146	121,779,884	122,810,858	162,875,473	152,435,452	145,164,573
Write-off of equity interest and preexisting relationships upon acquisition of control	0	0	0	2,049,682	2,049,682	8,389,573	0
Gain on sale of real estate				16,101,237	0	178,631	0
Gain resulting from acquisition of unconsolidated affiliates					16,101,237
Income (loss) from operations	18,139,750	12,898,743	53,650,711	49,516,377	65,868,858	16,507,750	(21,140,210)
Other income (expense):
Interest expense	(15,925,440)	(11,752,656)	(45,533,886)	(28,181,026)	(41,511,911)	(33,383,604)	(36,053,312)
Net loss on extinguishment of debt	0	0	0	(2,393,475)	(2,393,475)	(2,444,788)	0
Other, net	432,645	1,729,957	2,376,138	1,444,061	(848,805)	(2,055,351)	160,461
Income tax benefit (expense)	1,050,050	(102,233)	906,624	402,242	554,785	1,811,275	5,826,258
Equity in earnings (losses) from investments					(1,690,205)	(1,050,250)	0
Net income (loss)	2,978,726	2,246,524	9,290,680	19,529,105	21,669,452	(19,564,718)	(51,206,803)
Self Storage
Revenues:
Total revenues	54,757,580	53,232,671	162,083,066	146,834,058	200,195,381	158,162,934	110,174,925
Operating expenses:
Depreciation	13,195,987	12,965,473	39,425,200	35,498,513	48,503,743	40,203,484	31,773,526
Intangible amortization expense	1,682,861	4,801,004	5,340,396	12,799,016	14,728,148	11,134,100	5,234,312
Acquisition expenses	75,933	77,813	118,229	780,684	888,009	934,838	1,366,092
Total operating expenses	31,271,344	33,828,309	94,216,683	91,804,788	122,557,010	100,400,079	76,679,129
Gain on sale of real estate						178,631
Income (loss) from operations	23,486,236	19,404,362	67,866,383	55,029,270	77,638,371	57,941,486	33,495,796
Other income (expense):
Interest expense	(15,883,077)	(11,709,293)	(45,407,435)	(28,051,635)	(41,339,401)	(33,207,310)	(35,864,227)
Net loss on extinguishment of debt				(2,393,475)	(2,393,475)	(2,444,788)
Other, net	(94,186)	645,520	126,923	394,535	(209,578)	(173,245)	(783,189)
Income tax benefit (expense)	1,162,745	70,245	705,693	(13,131)	36,197	(193,604)	2,491,215
Net income (loss)	8,671,718	8,410,834	23,291,564	24,965,564	33,732,114	21,922,539	(660,405)
Managed REIT Platform
Revenues:
Total revenues	3,947,380	3,221,218	13,347,529	9,391,940	12,447,713	10,601,637	13,849,438
Operating expenses:
Intangible amortization expense	48,930	48,930	146,791	423,775	472,706	1,288,105	4,542,804
Contingent earnout adjustment		200,626		1,514,447	1,514,447	12,619,744	(2,500,000)
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control					2,049,682	8,389,573
Impairment of goodwill and intangible assets							36,465,732
Impairment of investments in Managed REITs							4,376,879
Total operating expenses	2,785,463	2,141,149	6,917,300	9,235,100	11,150,622	28,027,255	51,493,144
Write-off of equity interest and preexisting relationships upon acquisition of control				2,049,682
Gain on sale of real estate				16,101,237
Gain resulting from acquisition of unconsolidated affiliates					16,101,237
Income (loss) from operations	1,161,917	1,080,069	6,430,229	16,258,077	17,398,328	(17,425,618)	(37,643,706)
Other income (expense):
Other, net	696,786	444,287	2,535,800	569,387	155,332	(602,403)	1,222,086
Income tax benefit (expense)	(106,011)	(92,725)	(198,892)	606,719	563,053	2,004,879	3,335,043
Net income (loss)	1,308,649	1,091,467	7,873,344	16,786,635	18,116,713	(16,023,142)	(33,086,577)
Corporate and Other
Operating expenses:
General and administrative					28,253,905	23,265,196	16,471,199
Depreciation					913,936	742,922	521,101
Total operating expenses					29,167,841	24,008,118	16,992,300
Income (loss) from operations					(29,167,841)	(24,008,118)	(16,992,300)
Other income (expense):
Interest expense					(172,510)	(176,294)	(189,085)
Other, net					(794,559)	(1,279,703)	(278,436)
Income tax benefit (expense)					(44,465)
Equity in earnings (losses) from investments	(274,236)	(187,123)	(1,215,114)	(611,526)
Net income (loss)					(30,179,375)	(25,464,115)	(17,459,821)
Corporate and other
Operating expenses:
General and administrative	6,277,252	7,330,245	19,995,770	21,114,475
Depreciation	231,151	255,443	650,131	656,495
Total operating expenses	6,508,403	7,585,688	20,645,901	21,770,970
Income (loss) from operations	(6,508,403)	(7,585,688)	(20,645,901)	(21,770,970)
Other income (expense):
Interest expense	(42,363)	(43,363)	(126,451)	(129,391)
Other, net	(1,699,955)	640,150	(286,585)	(480,139)
Income tax benefit (expense)	(6,684)	(79,753)	399,823	(191,346)
Net income (loss)	(7,001,641)	(7,255,777)	(21,874,228)	(22,223,094)
Self Storage Rental Revenue
Revenues:
Total revenues	52,502,410	51,022,976	155,457,123	140,551,208	191,749,578	150,610,337	104,888,883
Self Storage Rental Revenue | Self Storage
Revenues:
Total revenues	52,502,410	51,022,976	155,457,123	140,551,208	191,749,578	150,610,337	104,888,883
Ancillary Operating Revenue
Revenues:
Total revenues	2,255,170	2,209,695	6,625,943	6,282,850	8,445,803	7,552,597	5,286,042
Ancillary Operating Revenue | Self Storage
Revenues:
Total revenues	2,255,170	2,209,695	6,625,943	6,282,850	8,445,803	7,552,597	5,286,042
Managed REIT Platform Revenue
Revenues:
Total revenues	2,517,853	2,055,224	9,115,093	5,877,454	7,819,216	6,322,970	8,048,630
Managed REIT Platform Revenue | Managed REIT Platform
Revenues:
Total revenues	2,517,853	2,055,224	9,115,093	5,877,454	7,819,216	6,322,970	8,048,630
Reimbursable Costs from Managed REITs
Revenues:
Total revenues	1,429,527	1,165,994	4,232,436	3,514,486	4,628,497	4,278,667	5,800,808
Operating expenses:
Operating expenses	1,429,527	1,165,994	4,232,436	3,514,486	4,628,497	4,278,667	5,800,808
Reimbursable Costs from Managed REITs | Managed REIT Platform
Revenues:
Total revenues	1,429,527	1,165,994	4,232,436	3,514,486	4,628,497	4,278,667	5,800,808
Operating expenses:
Operating expenses	1,429,527	1,165,994	4,232,436	3,514,486	4,628,497	4,278,667	5,800,808
Property Operating Expenses
Operating expenses:
Operating expenses	16,316,563	15,984,019	49,332,858	42,726,575	58,437,110	48,127,657	38,305,199
Property Operating Expenses | Self Storage
Operating expenses:
Operating expenses	16,316,563	15,984,019	49,332,858	42,726,575	58,437,110	48,127,657	38,305,199
Managed REIT Platform Expenses
Operating expenses:
Operating expenses	1,307,006	725,599	2,538,073	1,732,710	2,485,290	1,451,166	2,806,921
Managed REIT Platform Expenses | Managed REIT Platform
Operating expenses:
Operating expenses	1,307,006	725,599	2,538,073	1,732,710	$ 2,485,290	$ 1,451,166	$ 2,806,921
Managed REITS
Other income (expense):
Equity in earnings (losses) from investments	(444,043)	(340,164)	(893,793)	(647,548)
Managed REITS | Managed REIT Platform
Other income (expense):
Equity in earnings (losses) from investments	(444,043)	(340,164)	(893,793)	(647,548)
JV Properties
Other income (expense):
Equity in earnings (losses) from investments	(274,236)	(187,123)	(1,215,114)	(611,526)
JV Properties | Corporate and other
Other income (expense):
Equity in earnings (losses) from investments	$ (274,236)	$ (187,123)	$ (1,215,114)	$ (611,526)